EuroPac Gold Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS—99.0%
	DIVERSIFIED EXPLORATION AND MINING—2.9%
1,240,333	Fuerte Metals Corp.*,1	$785,129
880,000	Key Carbon[1,2]	2,800,330
8,222,220	Nuvau Minerals, Inc.*,1,2	3,224,622
		6,810,081
	GOLD EXPLORATION—12.2%
5,416,442	Alpha Exploration Ltd.*,1,3	2,552,816
1,071,000	Alpha Exploration Ltd.*,2,3	504,772
3,962,500	Angus Gold, Inc.*,1,3	1,254,128
10,609,228	Aurion Resources Ltd.*,1,3	4,671,739
904,658	Dakota Gold Corp.*	2,008,341
7,664,000	Dryden Gold Corp.*,1,3	764,607
15,561,370	Heliostar Metals Ltd.*,1,3	8,351,361
210,300	Ivanhoe Electric, Inc.*	1,244,976
1,006,500	Meridian Mining UK Societas*,1	297,781
9,290,000	Mogotes Metals, Inc.*,1	894,867
8,496,000	Newcore Gold Ltd.*,1	2,133,645
3,500,000	Radius Gold, Inc.*,1,3	252,856
8,979,500	Revival Gold, Inc.*,1,3	1,637,242
5,333,333	Scorpio Gold Corp*,2,3	366,956
6,174,000	Scorpio Gold Corp.*,1,3	424,797
1,170,600	Western Exploration, Inc.*,1	692,663
		28,053,547
	GOLD MINING—23.1%
224,940	Agnico Eagle Mines Ltd.	20,905,924
3,589,229	B2Gold Corp.	8,685,934
901,000	B2Gold Corp.[1]	2,175,939
683,192	Barrick Gold Corp.	11,183,853
1,072,452	Equinox Gold Corp.*,1	6,471,312
6,751,229	i-80 Gold Corp.*,1	3,855,456
5,000	Polyus PJSC - GDR*,1,2	—
		53,278,418
	PRECIOUS METALS DEVELOPMENTAL—0.4%
906,600	Western Copper & Gold Corp.*,1	935,668

	PRECIOUS METALS EXPLORATION—5.8%
2,576,020	Aztec Minerals Corp.*,1	354,482
2,863,300	G2 Goldfields, Inc.*,1	4,964,577
3,827,300	Kenorland Minerals Ltd.*,1,3	3,239,011
61,500	Mayfair Gold Corp.*,1	74,473
6,044,400	Midland Exploration, Inc.*,1,3	1,330,816

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PRECIOUS METALS EXPLORATION (Continued)
8,829,204	Mundoro Capital, Inc.*,1,3	$1,063,101
1,720,000	Probe Gold, Inc.*,1	2,284,024
		13,310,484
	ROYALTY COMPANIES—39.4%
7,733,100	Elemental Altus Royalties Corp.*,1	6,225,215
1,204,771	EMX Royalty Corp.*,1	2,113,779
105,366	Franco-Nevada Corp.	14,325,561
2,192,600	Lara Exploration Ltd.*,1	2,353,417
3,155,115	Metalla Royalty & Streaming Ltd.*,1	9,074,157
856,779	Metalla Royalty & Streaming Ltd.*	2,441,820
10,224,519	Orogen Royalties, Inc.*,1,3	10,763,392
565,265	Osisko Gold Royalties Ltd.	10,468,708
318,120	Osisko Gold Royalties Ltd.[1]	5,883,491
90,800	Royal Gold, Inc.	12,695,656
199,800	Silver Crown Royalties, Inc.*,1,3	944,424
195,200	Wheaton Precious Metals Corp.	12,194,144
25,000	Wheaton Precious Metals Corp.[1]	1,559,791
		91,043,555
	SILVER: EXPLORATION AND MINING—15.2%
3,594,980	Fortuna Silver Mines, Inc.*	18,226,548
712,761	Pan American Silver Corp.	16,543,183
100,000	Vizsla Silver Corp.*	206,000
		34,975,731
	TOTAL COMMON STOCKS
	(Cost $179,551,774)	228,407,484
	WARRANTS—0.1%
	DIVERSIFIED EXPLORATION AND MINING—0.0%
150,000	Canter Resources Corp., Strike Price: 0.70 CAD, Expiration Date: January 19, 2026*,1,2	—
2,000,000	Nuvau Minerals Corp., Strike Price: 0.75 CAD, Expiration Date: March 15, 2026*,1,2	—
1,000,000	Nuvau Minerals Corp., Strike Price: 1.00 CAD, Expiration Date: November 13, 2026*,1,2	—
1,111,110	Nuvau Minerals Corp., Strike Price: 1.35 CAD, Expiration Date: September 10, 2026*,1,2	—
		—
	GOLD EXPLORATION—0.1%
550,000	Alpha Exploration Ltd., Strike Price: 1.05 CAD, Expiration Date: December 11, 2025*,1,2	—

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2025 (Unaudited)

Number of Shares		Value
WARRANTS (Continued)
GOLD EXPLORATION (Continued)
1,428,571	Alpha Exploration Ltd., Strike Price: 1.05 CAD, Expiration Date: November 20, 2025*,1,2	$—
1,600,000	Alpha Exploration Ltd., Strike Price: 1.05 CAD, Expiration Date: June 20, 2026*,1,2	—
535,500	Alpha Exploration Ltd., Strike Price: 1.05 CAD, Expiration Date: November 13, 2026*,1,2	—
900,000	Angus Gold, Inc., Strike Price: 0.80 CAD, Expiration Date: July 24, 2026*,1,2	—
7,300,000	Dryden Gold Corp., Strike Price: 0.30 CAD, Expiration Date: January 15, 2026*,1,2	—
1,022,727	Heliostar Metals Ltd., Strike Price: 0.40 CAD, Expiration Date: January 16, 2026*,1,2	267,398
5,000,000	Mogotes Metals, Inc., Strike Price: 0.30 CAD, Expiration Date: July 22, 2027*,1,2	—
4,000,000	Radius Gold, Inc.; Strike Price: 0.35 CAD, Expiration Date: July 19, 2025*,1,2	—
7,000,000	Scorpio Gold Corp., Strike Price: 0.20 CAD, Expiration Date: February 20, 2026 *,1,2	—
650,000	Western Exploration, Inc., Strike Price: 2.15 CAD, Expiration Date: June 20, 2026*,1,2	—
267,398
GOLD MINING—0.0%
50,000	I-80 GOLD Corp., Strike Price: 2.15 CAD, Expiration Date: November 27, 2026*,1,2	—

PRECIOUS METALS EXPLORATION—0.0%
2,343,750	Revival Gold, Inc., Strike Price: 0.45 CAD, Expiration Date: September 17, 2027*,1,2	—
750,000	Revival Gold, Inc., Strike Price: 0.72 CAD, Expiration Date: July 18, 2026*,1,2	—
562,500	Thomson Resources Ltd., Strike Price: 0.115 AUD, Expiration Date: March 8, 2025*,1,2	—
—
ROYALTY COMPANIES—0.0%
200,000	Silver Crown Royalties, Inc., Strike Price: 16.00 CAD, Expiration Date: August 13, 2027*,1	2,752
TOTAL WARRANTS
	(Cost $—)	270,150

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2025 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS—0.5%
1,198,378	Federated Hermes Treasury Obligations Fund - Institutional Class, 4.20%[4]	$1,198,378
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,198,378)	1,198,378

	TOTAL INVESTMENTS—99.6%
	(Cost $180,750,152)	229,876,012

	Other Assets in Excess of Liabilities—0.4%	957,220
	TOTAL NET ASSETS—100.0%	$230,833,232

AUD – Australian Dollar

CAD – Canadian Dollar

GDR – Global Depository Receipt

PJSC – Public Joint Stock Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	Securities noted are exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the value of these restricted securities amounted to $7,164,078 or 3.10% of net assets.
[3]	Affiliated company.
[4]	The rate is the annualized seven-day yield at period end.

Note 12 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a EuroPac Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of January 31, 2025 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

Gold Fund

	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income*
Common Stocks

Diversified Exploration and Mining - 1.4%
Nuvau Minerals Corp. (1)(3)(4)	$5,314,563	$-	$(1,280,387)	$-	$(809,554)	$3,224,622	$-

Gold Exploration - 8.2%
Alpha Exploration Ltd. (3)(4)	3,514,491	-	(61,547)	(3,077)	(392,279)	3,057,588	-
Angus Gold, Inc. (3)	1,372,630	80,544	(52,597)	(19,576)	(126,873)	1,254,128	-
Aurion Resources, Ltd. (3)	5,104,986	-	-	-	(433,247)	4,671,739	-
Dryden Gold Corp. (3)	915,139	-	(28,992)	(4,354)	(117,186)	764,607	-
Heliostar Metals Ltd. (3)	6,607,714	-	(258,772)	97,986	1,904,433	8,351,361	-
Radius Gold, Inc. (2)(3)	287,274	-	(476,416)	(39,835)	228,977	-	-
Revival Gold, Inc. (2)(3)	2,346,962	-	(2,734,111)	(107,229)	494,378	-	-
Scorpio Gold Corp. (3)(4)	1,237,400	-	(63,943)	(25,033)	(356,671)	791,753	-
						18,891,176

Precious Metals Exploration - 1.0%
Kenorland Minerals Ltd. (3)	3,245,397	-	(2,390,727)	(5,590)	(849,080)	-	-
Midland Exploration, Inc. (3)	1,354,645	39,417	(10,244)	(40,069)	(12,933)	1,330,816	-
Mundoro Capital, Inc. (3)	1,204,790	-	-	-	(141,689)	1,063,101	-
						2,393,917

Royalty Companies - 5.1%
Orogen Royalties, Inc. (1)(3)	9,201,350	1,555,751	(5,295,884)	-	5,302,175	10,763,392	-
Silver Crown Royalties, Inc. (3)	1,136,168	-	(1,010)	(449)	(190,285)	944,424	-
						11,707,816

Total				$(147,226)	$4,500,166	$36,217,531	$-

	Shares Beginning of Period	Purchases	Sales	Stock Split	Shares End of Period
Common Stocks

Diversified Exploration and Mining - 1.4%
Nuvau Minerals Corp. (1)(3)(4)	8,222,220	-	-	-	8,222,220

Gold Exploration - 8.2%
Alpha Exploration Ltd. (3)(4)	6,612,942	-	(125,500)	-	6,487,442
Angus Gold, Inc. (3)	3,822,500	300,000	(160,000)	-	3,962,500
Aurion Resources, Ltd. (3)	10,609,228	-	-	-	10,609,228
Dryden Gold Corp. (3)	7,964,000	-	(300,000)	-	7,664,000
Heliostar Metals Ltd. (3)	16,141,370	-	(580,000)	-	15,561,370
Radius Gold, Inc. (2)(3)	4,000,000	-	(500,000)	-	3,500,000
Revival Gold, Inc. (2)(3)	9,611,500	-	(632,000)	-	8,979,500
Scorpio Gold Corp. (3)(4)	12,306,833	-	(799,500)	-	11,507,333
				-
Precious Metals Exploration - 1.0%
Kenorland Minerals Ltd. (3)	3,862,300	-	(35,000)	-	3,827,300
Midland Exploration, Inc. (3)	5,894,400	200,000	(50,000)	-	6,044,400
Mundoro Capital, Inc. (3)	8,829,204	-	-	-	8,829,204

Royalty Companies - 5.1%
Orogen Royalties, Inc. (1)(3)	8,715,619	1,508,900	-	-	10,224,519
Silver Crown Royalties, Inc. (3)	200,000	-	(200)	-	199,800

(1)	Not an affiliate at the beginning of the period.
(2)	Not an affiliate at the end of the period.
(3)	Non Income Producing
(4)	Securities noted are exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
*	Net of foreign withholding taxes.